Provisions	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Provisions
26. Provisions

	As at March 31,
	2020 Non-Current	2020 Current	2020 Total	2021 Non-Current	2021 Current	2021 Total	2021 Non-Current	2021 Current	2021 Total
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)	(US dollars in million)	(US dollars in million)
Provision for employee benefits	91	1,742	1,833	117	1,545	1,662	2	21	23
Provision for restoration, rehabilitation and environmental costs	26,572	188	26,760	29,737	275	30,012	406	4	410
Other provisions	—	541	541	(0)	558	558	(0)	8	8

Total	26,663	2,471	29,134	29,854	2,378	32,232	408	33	441

	Restoration, rehabilitation and environmental costs (a)	Others (b)
	( ₹ in million)	( ₹ in million)
As at April 01, 2019	24,532	521
Additions	694	14
Utilised	(143)	—
Unused amounts reversed	962	—
Unwinding of discount	(499)	—
Revision in estimates	—	6
Exchange differences	1,214	—

As at March 31, 2020	26,760	541

	Restoration, rehabilitation and environmental costs (a)	Others (b)	Restoration, rehabilitation and environmental costs	Others
	( ₹ in million)	( ₹ in million)	US dollars in million)	(US dollars in million)
As at April 01, 2020	26,760	541	366	8
Additions	2,701	17	37	0
Utilised	(24)	—	0	—
Unused amounts reversed	(243)	—	(4)	—
Unwinding of discount	721	—	10	—
Revision in estimates	(122)	—	(2)	—
Exchange differences	219	—	3	—

As at March 31, 2021	30,012	558	410	8

(a) Restoration, rehabilitation and environmental costs
The provisions for restoration, rehabilitation and environmental liabilities represent the management’s best estimate of the costs which will be incurred in the future to meet the Group’s obligations under existing Indian, Australian, Namibian, South African and Irish law and the terms of the Group’s exploration and other licences and contractual arrangements.
Within India, the principal restoration and rehabilitation provisions are recorded within Oil & Gas division where a legal obligation exists relating to the oil and gas fields, where costs are expected to be incurred in restoring the site of production facilities at the end of the producing life of an oil field. The Group recognises the full cost of site restoration as a liability when the obligation to rectify environmental damage arises.
These amounts are calculated by considering discount rates within the range of 2% to 10% and become payable on closure of mines and are expected to be incurred over a period of one to thirty years. The lower range of discount rate is at Cairn India & Zinc International operations in Ireland and higher range is at Zinc International operations in African Countries.
An obligation to incur restoration, rehabilitation and environmental costs arises when environmental disturbance is caused by the development or ongoing production from a producing field.
(b) Other provisions
Other provisions include provision for disputed cases and claims.